Investments - Narrative (Details) € in Thousands, ¥ in Thousands, £ in Thousands, shares in Thousands			1 Months Ended				3 Months Ended			12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 EUR (€) shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates										$ 16,140,000		$ 12,557,000
Investments							$ 70,292,000			70,292,000		27,566,000
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates										$ 56,000		$ 62,000
Proportion of ownership interest in joint venture		10.00%								10.00%	10.00%	10.00%	10.00%
Capital contributions					$ 971,000	¥ 6,700
Investments							0			$ 0		$ 0		$ 0
Weichai Ballard JV
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates										$ 16,084,000		$ 12,495,000
Proportion of ownership interest in joint venture	49.00%									49.00%	49.00%	49.00%	49.00%
Capital contributions										$ 12,351,000	¥ 79,625	$ 22,515,000	¥ 155,575	20,944,000	¥ 143,325	$ 14,286,000	¥ 98,000
Investments							28,982,000			28,982,000		27,561,000		$ 21,642,000
Weichai Ballard JV | Less than one year
Disclosure of joint ventures [line items]
Committed capital contributions							9,834,000,000			$ 9,834,000,000								¥ 62,475
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture										10.00%	10.00%
Capital contributions										$ 0		0
Forsee Power
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			9.77%	9.77%
Capital contributions			$ 43,809,000	€ 37,700
Number of shares purchased (in shares) | shares			5,200	5,200
Investments							33,335,000			33,335,000		0
Foreign exchange gain (loss) and gains (losses) on financial asset at fair value										(10,474,000)
Hydrogen Funds
Disclosure of joint ventures [line items]
Foreign exchange gain (loss) and gains (losses) on financial asset at fair value										2,000
HyCap Fund
Disclosure of joint ventures [line items]
Investments							7,636,000			7,636,000		0
Committed capital contributions																				$ 33,698,000	£ 25,000
HyCap Fund | Initial Contribution
Disclosure of joint ventures [line items]
Capital contributions							7,610,000		£ 5,665
HyCap Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Capital contributions							26,000
CleanH2 Fund
Disclosure of joint ventures [line items]
Investments							339,000			339,000		$ 0
Committed capital contributions							33,978,000			$ 33,978,000									€ 30,000
CleanH2 Fund | Initial Contribution
Disclosure of joint ventures [line items]
Capital contributions							$ 337,000	€ 300	£ 300